Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Income Tax Rates
The income tax rates in the countries where the Company operates as of December 31, 2024, 2023 and 2022 were as follows:

	2024	2023	2022
Mexico	30.0%	30.0%	30.0%
Guatemala	25.0%	25.0%	25.0%
Costa Rica	30.0%	30.0%	30.0%
Panama	25.0%	25.0%	25.0%
Nicaragua	30.0%	30.0%	30.0%
Colombia	35.0%	35.0%	35.0%
Argentina	35.0%	35.0%	35.0%
Brazil	34.0%	34.0%	34.0%
Chile	27.0%	27.0%	27.0%
Peru	29.5%	29.5%	29.5%
Ecuador	25.0%	25.0%	25.0%
Uruguay	25.0%	25.0%	25.0%
United States	21.0%	21.0%	21.0%
Switzerland	18.6%	18.6%	18.6%

Summary of Major Components of Income Tax Expense
The major components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are:

	2024		2023		2022
Current tax expense	Ps.	24,552	Ps.	30,413	Ps.	17,007
Deferred tax expense (benefit):
Origination and reversal of temporary differences		553		247		(1,164)
Utilization (benefit) of tax losses, net		2,299		(3,198)		(389)
Change in the statutory rate		(15)		(172)		(102)
Total deferred tax expense (benefit)		2,837		(3,123)		(1,655)
Total income taxes	Ps.	27,389	Ps.	27,290	Ps.	15,352
Total income taxes attributable to continued operation	Ps.	25,433	Ps.	12,971	Ps.	13,275
Total income taxes attributable to discontinued operation		1,956		14,319		2,077
	Ps.	27,389	Ps.	27,290	Ps.	15,352

Income Tax Expense/Benefit Recognized in Consolidated Statement of Other Comprehensive Income

Income tax related to items charged or
recognized directly in OCI during the period:	2024		2023		2022
Unrealized gain (loss) on cash flow hedges	Ps.	801	Ps.	(355)	Ps.	(1,158)
Exchange differences on translation of foreign operations		(1,895)		(1,951)		(3,742)
Remeasurements of the net defined benefit liability		(399)		11		383
Share of the other comprehensive income of equity method accounted investees		—		3,108		1,129
Total income tax expense (benefit) recognized in OCI	Ps.	(1,493)	Ps.	813	Ps.	(3,388)

Reconciliation Between Statutory and Actual Tax Rate
A reconciliation between tax expense and income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2024, 2023 and 2022 is as follows:

	2024	2023	2022
Mexican statutory income tax rate	30.0%	30.0%	30.0%
Difference between book and tax inflationary values and translation effects	(2.2)%	(1.7)%	(5.4)%
Annual inflation tax adjustment	0.4%	0.2%	7.0%
Income tax at a rate other than Mexican statutory rates	1.3%	0.9%	2.8%
Non-deductible expenses	3.3%	2.1%	3.8%
Taxable (non-taxable) income	1.1%	(3.2)%	1.4%
Others	0.1%	0.1%	0.1%
Tax loss (recognition) write off (1) (2) (3)	3.4%	(3.3)%	(5.5)%
Adjustments for previous tax years	—%	—%	0.4%
Impairments	2.5%	—%	—%
Sale of investment of Heineken	—%	1.2%	—%
Consolidated Effective income tax rate	39.9%	26.3%	34.6%
Effective income tax rate from continued operations	37.1%	22.7%	33.0%
Effective income tax rate from discontinued operations	2.8%	3.6%	1.6%

(1)During 2022, Coca-Cola FEMSA recognized an amount of Ps.(2,194) as favorable effects on the deferred tax assets of its territories taking into account our expectation that those deferred tax assets will be recovered in the future.
(2)The majority related to tax loss generated in 2023 from a reorganization of the business at Health Division in Chile.
(3)In 2024, the majority related to non-recoverable tax losses from our Spin business.

Deferred Tax Assets and Liabilities
Deferred Income Tax Related to:

	Consolidated Statement				Consolidated
	of Financial Position as of				Income Statements
	December 31, 2024		December 31, 2023		2024		2023		2022
Expected credit losses	Ps.	(818)	Ps.	(356)	Ps.	(635)	Ps.	(6)	Ps.	21
Inventories		4		(61)		83		(1)		99
Other current assets		175		317		63		92		(78)
Property, plant and equipment, net		(7,780)		(7,075)		(1,540)		275		(1,345)
Right of use Assets		613		(1,166)		79		194		(151)
Investments in equity method accounted investees		741		(51)		793		74		(58)
Other assets		872		315		(650)		(884)		36
Finite useful lived intangible assets		41		131		(8)		145		(139)
Indefinite lived intangible assets		2,932		1,499		822		(2,161)		402
Post-employment and other long-term employee benefits		(851)		(821)		(77)		(79)		(71)
Derivative financial instruments		(206)		(240)		(41)		(577)		(111)
Provisions		(2,112)		(4,602)		1,400		(1,006)		43
Employee profit sharing payable		(1,128)		(1,003)		100		(56)		(304)
Tax loss carryforwards		(9,467)		(13,137)		4,719		(3,198)		(389)
Tax credits to recover (1)		(70)		(797)		256		(73)		255
Cumulative other comprehensive income		(69)		(394)		375		—		(417)
Exchange differences on translation of foreign operations in OCI		—		2,000		—		—		—
Other liabilities		(3,299)		(1,785)		(1,655)		(45)		322
Lease liabilities		(3,119)		(446)		(1,777)		(255)		(272)
Liabilities of amortization of goodwill of business acquisition		5,322		7,445		(252)		—		—
Deferred income tax					Ps.	2,055	Ps.	(7,561)	Ps.	(2,157)
Deferred tax income net recorded in share of the profit of equity method accounted investees						—		1,601		567
Deferred income tax, net					Ps.	2,055	Ps.	(5,960)	Ps.	(1,590)
Deferred tax discontinued operations					Ps.	782	Ps.	2,838	Ps.	(65)
Deferred income taxes, net	Ps.	(18,219)	Ps.	(20,227)
Deferred tax asset before reclassification to assets held for sale		(27,632)		(29,639)
Deferred tax asset from assets held for sale		720		2,041
Deferred tax assets	Ps.	(26,912)	Ps.	(27,598)
Deferred tax liability before reclassification to assets held for sale		9,077		7,373
Deferred tax liability from assets held from sale		(384)		(2)
Deferred tax liabilities	Ps.	8,693	Ps.	7,371
(1)Corresponds to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years according to the Mexican Income Tax law.
Deferred Tax related to Other Comprehensive Income (AOCI)

Income tax related to items charged or
recognized directly in AOCI as of the year:	2024		2023
Unrealized gain on derivative financial instruments	Ps.	1,125	Ps.	324
Remeasurements of the net defined benefit liability		(620)		(221)
Exchange differences on translation of foreign operations		(67)		1,828
Gain on hedge of net investments in foreign operations		1,401		1,401
Total deferred tax loss related to AOCI	Ps.	1,839	Ps.	3,332

Schedule of Changes in Net Deferred Income Tax Asset
The changes in the balance of the net deferred income tax asset are as follows:

	2024		2023		2022
Balance at the beginning of the period	Ps.	(20,227)	Ps.	(20,067)	Ps.	(14,691)
Deferred tax provision for the period		2,055		(5,960)		(1,115)
Deferred tax income net recorded in share of the profit of equity method accounted investees		—		2		(694)
Acquisition of subsidiaries		—		1,871		—
Effects in equity:
Unrealized (gain) on cash flow hedges		801		(594)		(1,281)
Exchange differences on translation of foreign operations		18		1,002		(2,604)
Remeasurements of the net defined benefit liability		(399)		405		497
Retained earnings of equity method accounted investees		—		954		(334)
Restatement effect of the period and beginning balances associated with hyperinflationary economies		(803)		121		155
Related discontinued operations		336		2,039		—
Balance at the end of the period	Ps.	(18,219)	Ps.	(20,227)	Ps.	(20,067)

Schedule of Tax Loss Carryforwards	The tax losses carryforwards for which a deferred tax asset has been recorded and their corresponding years of expiration are as follows:

	Tax Loss
Year	Carryforwards
2025	Ps.	1,875
2026		1,616
2027		1,634
2028		1,604
2029		1,491
2030		2,996
2031		3
2032		563
2033		46
2034 and thereafter		11,101
No expiration (Brazil and Colombia)		8,363
	Ps.	31,292

Summary of Changes in the Balance of Tax Loss Carryforwards
The changes in the balance of tax loss carryforwards are as follows:

	2024		2023
Balance at beginning of the period	Ps.	42,813	Ps.	31,323
Derecognized		(8,874)		(932)
Increase (1)		6,115		21,018
Usage of tax losses		(10,747)		(7,281)
Translation effect of beginning balances		1,985		(1,315)
Balance at end of the period	Ps.	31,292	Ps.	42,813

(1)The recognition of tax loss carryforwards from previous years is shown under the item of increase, together with the tax loss carryforwards generated in the same years